WEIGHTED AVERAGE COMMON SHARES (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities excluded from diluted weighted average common shares	10,554,633	7,201,563	10,554,633	7,201,563	16,314,719	7,091,730
Convertible Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities excluded from diluted weighted average common shares	3,376,199	437,776	3,376,199	437,776	9,384,108	337,776
Series A Preferred [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities excluded from diluted weighted average common shares	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Series B Preferred [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities excluded from diluted weighted average common shares	1,778,434	1,363,787	1,778,434	1,363,787	1,530,611	1,353,954
Detachable common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities excluded from diluted weighted average common shares	400,000	400,000	400,000	400,000	400,000	400,000